UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 72.3%
	CONSUMER DISCRETIONARY – 1.7%
78,945	Meredith Corp.	$4,270,925
219,100	Sekisui Chemical Co., Ltd.	3,849,825
		8,120,750
	CONSUMER STAPLES – 3.3%
673,870	Ambev S.A.	3,896,201
1,610,231	China Resources Beer Holdings Co., Ltd.	4,059,404
3,837,955	Sun Art Retail Group Ltd.	3,542,102
395,949	Tate & Lyle PLC	3,763,684
		15,261,391
	ENERGY – 14.0%
44,749	Chevron Corp.	4,630,626
2,344,778	China Shenhua Energy Co., Ltd. - Class H	5,702,048
484,700	Inpex Corp.	4,468,687
178,358	National Oilwell Varco, Inc.	5,826,956
174,085	Noble Energy, Inc.	4,994,499
134,932	Oil States International, Inc.*	3,946,761
1,043,036	Origin Energy Ltd.*	5,952,621
7,143,033	PetroChina Co., Ltd. - Class H	4,750,045
80,404	Schlumberger Ltd.[1]	5,595,314
378,818	Statoil A.S.A.	6,605,820
268,820	Subsea 7 S.A.	3,864,609
156,060	Suncor Energy, Inc.	4,884,312
139,264	TechnipFMC PLC*,1	4,031,693
		65,253,991
	HEALTH CARE – 11.3%
76,449	Baxter International, Inc.	4,534,190
30,756	Becton, Dickinson and Co.	5,819,958
621,635	Elekta AB Class B	6,230,175
26,789	Laboratory Corp. of America Holdings*	3,723,671
1,543,773	Life Healthcare Group Holdings Ltd.	3,303,074
83,928	Merck & Co., Inc.	5,464,552
85,700	Otsuka Holdings Co., Ltd.	3,865,670
188,100	Tsumura & Co.	6,872,629
22,449	Varex Imaging Corp.*	771,123
56,123	Varian Medical Systems, Inc.*	5,557,300
37,504	Waters Corp.*	6,736,469
		52,878,811
	INDUSTRIALS – 16.7%
600,600	Asahi Glass Co., Ltd.	4,899,785
67,747	Dover Corp.	5,592,515

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
887,900	Fuji Electric Co., Ltd.	$4,750,227
67,521	Ingersoll-Rand PLC[1]	6,049,882
215,700	Komatsu Ltd.	5,236,557
173,787	Metso OYJ	5,908,953
243,700	Mitsubishi Electric Corp.	3,359,732
735,700	Mitsubishi Heavy Industries Ltd.	2,900,281
88,100	Recruit Holdings Co., Ltd.	4,669,712
598,057	Rolls-Royce Holdings PLC*	6,693,522
420,634	Sandvik AB	6,585,796
25,494	Schindler Holding A.G.	5,471,703
43,255	Siemens A.G.	6,186,233
185,122	SKF AB Class B	3,783,218
42,440	Stanley Black & Decker, Inc.	5,841,442
		77,929,558
	INFORMATION TECHNOLOGY – 13.7%
49,600	Adobe Systems, Inc.*	7,036,256
6,498	Alphabet, Inc. - Class A*	6,414,111
41,546	Atos S.E.	5,960,824
71,413	CGI Group, Inc.*	3,540,253
134,821	FLIR Systems, Inc.	5,108,368
77,200	Horiba Ltd.	4,722,050
29,100	Ibiden Co., Ltd.	520,926
29,205	Intuit, Inc.	4,107,391
261,055	Knowles Corp.*	4,471,872
53,066	Microchip Technology, Inc.	4,420,398
83,970	Microsoft Corp.	5,864,465
72,939	Silicon Laboratories, Inc.*	5,455,837
327,800	Yaskawa Electric Corp.	6,524,089
		64,146,840
	MATERIALS – 11.6%
767,001	Antofagasta PLC	7,939,414
305,220	BHP Billiton PLC	4,612,318
62,917	Celanese Corp.	5,445,466
90,201	Dow Chemical Co.	5,588,854
259,500	JFE Holdings, Inc.	4,323,832
229,200	JSR Corp.	3,849,018
175,457	Mosaic Co.	3,970,592
116,632	Rio Tinto Ltd.	5,430,313
54,358	Scotts Miracle-Gro Co.	4,707,946
367,500	Sumitomo Metal Mining Co., Ltd.	4,467,076

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
1,547,900	Ube Industries Ltd.	$3,677,089
		54,011,918
	TOTAL COMMON STOCKS (Cost $305,304,150)	337,603,259

Principal Amount

	U.S. TREASURY SECURITIES – 22.0%
	United States Treasury Bond
$10,700,000	3.125%, 8/15/2044	11,272,825
10,900,000	3.000%, 11/15/2045	11,195,063
12,000,000	2.500%, 5/15/2046	11,120,628
12,800,000	2.250%, 8/15/2046	11,216,499
	United States Treasury Note
14,100,000	1.500%, 5/31/2020	14,122,306
15,800,000	2.125%, 8/15/2021	16,098,099
15,900,000	2.000%, 8/15/2025	15,746,597
12,300,000	1.625%, 2/15/2026	11,776,524

	TOTAL U.S. TREASURY SECURITIES (Cost $108,658,490)	102,548,541

	SHORT-TERM INVESTMENTS – 5.7%
26,718,079	UMB Money Market Fiduciary, 0.01%[2]	26,718,079

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,718,079)	26,718,079

	TOTAL INVESTMENTS – 100.0% (Cost $440,680,719)	466,869,879
	Other Assets in Excess of Liabilities – 0.0%	178,076

	TOTAL NET ASSETS – 100.0%	$467,047,955

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2017 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$440,716,032

Gross unrealized appreciation	$45,766,622
Gross unrealized depreciation	(19,612,775)
Net unrealized appreciation on investments	$26,153,847

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2017 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$4,270,925	$3,849,825	$-	$8,120,750
Consumer Staples	3,896,201	11,365,190	-	15,261,391
Energy	33,910,161	31,343,830	-	65,253,991
Health Care	32,607,263	20,271,548	-	52,878,811
Industrials	17,483,839	60,445,719	-	77,929,558
Information Technology	46,418,951	17,727,889	-	64,146,840
Materials	19,712,858	34,299,060	-	54,011,918
U.S. Treasury Securities	-	102,548,541	-	102,548,541
Short-Term Investments	26,718,079	-	-	26,718,079
Total Investments	$185,018,277	$281,851,602	$-	$466,869,879

*
In accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $179,303,061 of investment securities were classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2017 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	07/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	07/28/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	07/28/17